Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment	$ 54	$ 56	$ 68
Less accumulated depreciation	(152)	(141)	(129)
Office Furniture, Equipment and Software [Member]
Property and equipment	$ 206	$ 197	$ 197